Fair Value of Financial Liabilities - Schedule of Changes in Fair Value of the Derivative Liabilities and Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative liabilities:
Change in fair value of embedded features	$ 203,000	$ 203,000
Loss on extinguishment of convertible notes and convertible notes, related parties		(2,322,943)
Warrant liabilities:
Change in fair value of warrant liability	(98,394)	1,546,280
Reclassification of warrant liability to equity		1,952,000
Level 3 [Member]
Derivative liabilities:
Derivative liabilities, Balance		127,000
Derivative liability on convertible notes payable		2,821,000
Change in fair value of embedded features		203,000
Loss on extinguishment of convertible notes and convertible notes, related parties		(3,151,000)
Warrant liabilities:
Warrant liabilities, Balance		85,260
Warrant liability	343,735	320,460
Change in fair value of warrant liability	(98,394)	1,546,280
Reclassification of warrant liability to equity		$ (1,952,000)
Warrant liabilities, Balance	$ 245,341